Other Financial Expenses, Net	6 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
Other Financial Expenses, net
Other financial expenses, net is comprised of the following:

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
(In $ millions)
Yard cost cover expense	(5.6)	(5.4)	(11.2)	(10.9)
Bank commitment, guarantee and other fees	(0.9)	(0.8)	(1.9)	(1.2)
Foreign exchange loss	(0.2)	(3.2)	(2.3)	(1.6)
Other financial income / (expenses) (1)	0.6	(0.3)	(0.9)	(0.3)
Unrealized changes in value of financial instruments	0.3	—	0.3	—
Total	(5.8)	(9.7)	(16.0)	(14.0)
(1) Other financial expense for the six months ended June 30, 2024 includes $2.3 million of premium paid related to the Convertible Bonds repurchased in March 2024.
Amortization of deferred finance charges for the three months ended June 30, 2023 of $3.2 million and for the six months ended June 30, 2023 of $5.0 million have been presented in Interest expense in the Unaudited Condensed Consolidated Statements of Operations, to conform to the current period's presentation. See Note 7 - Interest Expense.